Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,444,924,563	$ 1,259,381,187
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	702,160,215	650,545,282
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	328,276	267,733
Level 1 | PulteGroup, Inc. common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	86,878,755	87,584,785
Level 1 | Money market fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	2,932,143	3,416,633
Investments measured at net asset value | Common collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 652,625,174	$ 517,566,754